Fair value measurements	3 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurements	Fair value measurements
The Company records certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•Level 1 — Quoted prices in active markets for identical assets or liabilities.
•Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•Level 3 — Unobservable inputs that are supported by little or no market activity. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

The carrying amounts of financial instruments, including cash and cash equivalents, accounts receivable and accounts payable approximate fair value due to the short maturities of these instruments.
As of March 31, 2024, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,955	$—	$—	$—	$1,955
Available for sale investments (long-term) (b)	—	—	—	51,164	51,164
Derivative instruments (c)	—	8,225	—	—	8,225
Total assets	$1,955	$8,225	$—	$51,164	$61,344

Liabilities:
Derivative instruments (c)	—	270	—	—	270
Total liabilities	$—	$270	$—	$—	$270

As of December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,954	$—	$—	$—	$1,954
Available for sale investments (long-term) (b)	—	—	—	46,804	46,804
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments (c)	—	2,411	—	—	2,411
Total liabilities	$—	$2,411	$—	$—	$2,411

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements'. Any increases or decreases in fair value are recognized in net income in the period.

(c) Represents the fair value of the interest rate caps and the interest rate swap.
Non-recurring Fair Value Measurements

Certain assets and liabilities are carried on the accompanying Condensed Consolidated Balance Sheet at cost and are not re-measured to fair value on a recurring basis. These assets include finite-lived intangible assets that are tested for impairment when a triggering event occurs and goodwill that is tested for impairment annually or when a triggering event occurs. As of March 31, 2024, assets carried on the balance sheet at cost and not re-measured to fair value on a recurring basis totaled $12,767.2 million (December 31, 2023: $12,878.0 million) and are identified as Level 3 assets. These assets are comprised of goodwill of $9,018.3 million (December 31, 2023: $9,022.1 million) and net identifiable intangible assets of $3,748.9 million (December 31, 2023: $3,855.9 million).

The estimated fair value of the Company’s debt was $3,501.4 million at March 31, 2024 (December 31, 2023: $3,793.5 million). The fair values of the Senior Secured Credit Facilities and Senior Secured Notes were determined based on Level 2 inputs, which are based on rates at which the debt is traded among financial institutions. The fair value of the senior secured revolving loan facility is recorded as its carrying value, due to the short term duration.